Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments (Details) [Line Items]
Overdue receivables	$ 1,097,025	$ 1,306,110
Customer One [Member]
Financial Instruments (Details) [Line Items]
Revenue percentage	45.00%